Financial Liabilities at Fair Value Through Profit or Loss - Non-trading Derivatives by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 2,215	[1]	€ 2,299
Other non-trading derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	953		791
Fair value hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	873		1,035
Cash flow hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	339		458
Hedges of net investments in foreign operations [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives	€ 51		€ 17

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.